UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Ave, 13th floor, New York NY 10022

(Address of principal executive offices)           (Zip code)

_____________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-888-8123

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

STRALEM FUND
            645 MADISON AVE, NEW YORK, NY 10022-1010
TELEPHONE: (212) 888-8123
FAX: (212) 888-8152

                        December 2007

Dear Shareholder,

As 2007 draws to a close, we would like to take this opportunity to report on Stralem Equity Fund’s results and share our current investment outlook.

Performance

Stralem Equity Fund invests in U.S. large capitalization equities. For the year ended October 31, 2007, Stralem Equity Fund returned 14.18% before taxes and after fees and expenses vs. the S&P total return of 14.56% (no fees or expenses) as shown in the table below. The Fund declared and paid a dividend for its fiscal year ended October 31, 2007 to shareholders of record as of October 29, 2007. Over 5 years, the Stralem Equity Fund achieved a 12.88% return (after fees and expenses) vs. the S&P total return of 13.87%.  Since its inception on January 18, 2000, Stralem Equity Fund has achieved an average annualized return of 5.02% (after fees and expenses) vs. the S&P 500 which has had an average annualized total return of 3.38%.

RETURNS BEFORE TAXES AND AFTER FEES AND EXPENSES
	Annualized Returns for the Years Ending 10/31/07
	1 YR	5 YRS	Since Inception
Stralem Equity Fund	14.18%	12.88%	5.02%*
S&P 500 Index	14.56%	13.87%	3.38%*

* The inception of Stralem Equity Fund was January 18, 2000.

Since inception, January 18, 2000, through October 31, 2007, a $10,000 investment in Stralem Equity Fund would have grown by 46.5% (after fees and expenses) to $14,647 outperforming a $10,000 investment in the S&P 500 which would have grown by 29.5% (excluding fees and expenses) to $12,952.

PERFORMANCE NOTES:  Stralem Equity Fund is advised by Stralem & Company, Inc., an independent, SEC registered investment adviser established in 1966. The performance data quoted represents past performance.  Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  Portfolios can suffer losses as well as gains. Performance results are calculated on a total return basis, which includes all income from dividends and interest and realized and unrealized gains or losses.  Assuming dividends are reinvested, the growth in dollars of an investment in a period can be computed using these rates of return. Performance results for Stralem Equity Fund are stated after management fees and expenses (net) but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.  Investors are urged to consider the fund’s investment objectives, risks, charges and expenses of the investment company carefully before investing.  The Stralem Equity Fund prospectus contains a complete discussion of these factors and other information and should be read carefully before investing.  For performance data current to the most recent month end or to receive a prospectus, please call (866) 455-1007 toll free.  The S&P 500 Index is used to indicate the type of investment environment existing during the time periods shown. The S&P 500 Index is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. It is shown with dividends included and reflects no deduction for fees, expenses or taxes.

Investment Review and Portfolio Adjustments

In the management of the Stralem Equity Fund, Stralem & Company, Inc. employs a proprietary investment process referred to internally as the Large Cap Equity Strategy. This process has consistently delivered strong investment premiums to its benchmark during both up and down markets with less volatility. We look at market cycles, sectors and securities in a unique way with the objective of delivering capital growth along with capital preservation. The investment philosophy is predicated on the belief that there are four types of market environments in a market cycle: two types of bull markets and two types of bear markets each characterized by momentum and valuation factors.  By identifying the market environment, the portfolio’s structure can be adjusted to successfully navigate the market cycle.

The portfolio is structured into two sectors: Up Market and Down Market. The Up Market sector contains the more aggressive, growth-oriented portion of the portfolio and is divided into three categories of companies: New Industry, New Product, and Dominant Companies. The Down Market sector is aimed at preserving capital during market declines and is divided into two categories:  Low Ratio of Price to Cash Flow and High Dividend Yield. During 2007, the target allocation for the portfolio remained in our most defensive position—with 50% of the portfolio in each of the Up and Down Market sectors.

Up Market Sector

In the twelve months ending October 31, 2007, the Up Market sector performed in line with the S&P 500 Index. Performance was strong in the New Industry and Dominant Companies categories. The New Products category was down on an absolute and relative basis. Standouts amidst this weakness include Amgen, which suffered tighter government regulations and reimbursement guidelines for its flagship anemia drugs. Another weak component within this category, Medtronic, was hurt by recalls in the implantable defibrillator segment. And recent addition, Zimmer, encountered difficulties ramping up sales of its gender-specific implants.    Fundamentally Medtronic and Zimmer remain strong in our view but headline risk took away from recent performance. One result of these challenges was to look for other opportunities. During the twelve months ending October 31, 2007, we reduced the weightings in this New Product category and added to the New Industry category.

The Fund made six sales and seven buys during the year. In addition to the sale of Amgen, we sold a portion of our position in Intel with the proceeds used to take a partial position in Texas Instruments. Hewlett-Packard was also added in the New Industries category to gain exposure to the still emerging trend of global computer growth. In the Dominant Companies category, Home Depot was sold to reduce exposure to the housing market. This was replaced by Danaher, an industrial machinery company with less direct exposure to the housing market. Long-time holding Johnson and Johnson was sold due to a deceleration in earnings. We purchased Eli Lilly and Zimmer Holdings as a replacement. In addition, we moved Pfizer from the New Product category in the Up Market Sector to the High Dividend Yielding category in the Down market sector enabling us to diversify our Down Market holdings.

Down Market Sector

In the twelve months ending October 31, 2007, the Down Market sector performed in line with the S&P 500 Index. The High Yield category slightly underperformed but the Low Ratio of Price to Cash Flow category was strong. Our energy companies in this category benefited from the rise in oil prices and high refining spreads at different times during the year. The outlook for these companies remains quite strong and our holdings represent a diverse exposure to that sector. More importantly, the global energy infrastructure is still deficient in terms of its ability to meet global energy demand. This demand-supply imbalance in the ability to refine and get those refined products to market rather than a bet on oil prices is what forms the basis for our investment in this sector and we only see the picture moving in our direction over the long term.

During the twelve months ending October 31, 2007, we reduced the weightings in the Low Price to Cash Flow category and added to High Dividend Yield category. We sold three positions and purchased two new ones. In Low Price to Cash Flow, we sold Anadarko Petroleum and refiner Sunoco in order to reduce the portfolio volatility introduced by the commodity price of oil. We sold Ameren Energy on a perceived loss of safety in its cash flow and its dividend. We diversified our energy exposure and our Utility holdings by purchasing XTO Energy and Duke Energy.

In summary, the performance of Stralem Equity Fund was driven by the New Industry, Dominant Companies and Low Price to Cash Flow categories.  Our slight relative underperformance was driven by the New Product category.

Investment Outlook

During 2007, the target allocation for the portfolio remained evenly divided between the Up Market and Down Market sectors. This “50/50” portfolio split reflects the intention to weight preservation of capital equally with growth of capital. This allocation also represents a more defensive position reflecting our belief that, although the economy appears to be in relatively decent shape, there are some concerns on the horizon.

Well run companies continue to be well run; they continue to maintain (and in some instances, increase) margins; they continue to manage inventories; they continue to innovate; they continue to drive down energy consumption; and, of major importance to us, they prefer maintaining strong, flexible balance sheets rather than leveraging them to “enhance” shareholder value. In this period, we have focused intently on the international growth of U.S. domestic companies, paired with a strategy of capital preservation to balance out our domestic worries.

Nonetheless, there is little doubt that the housing-related contraction and resulting financial shakeout are real and having an impact. Since March 2007, while others confidently predicted that the sub-prime matter was contained and might offer some very good buying opportunities, we could in no way embrace that view. Despite the constant barrage from talking heads (including banks, investment firms, mortgage lenders, even the Administration) confidently announcing that the fallout had been “contained”, the fallacy of that claim became more and more apparent. We have held a number of discussions with various “players” in the thick of this and did not emerge from even one conversation convinced of anything other than the complete lack of transparency as to the contents of these “sliced and diced” pieces of paper. We expect this story to have far more to reveal.

We do not know when the fallout from the subprime mess will reach its nadir but if and when there is a broad and significant market contraction, we anticipate that we will move away from the 50/50 split by adding to our Up Market allocation. Until then we expect to remain equally weighted between capital preservation and capital growth. With little direct consumer or financial exposure to manage, we believe there remain ample opportunities whenever and however this story unfolds.

We have never tried to time the markets. Our philosophy is to be prepared. The portfolio’s structure has served us well this year. With little likelihood of conditions changing significantly for the time being -- even with the Fed’s occasional intrusion, we remain committed to the 50/50 allocation for the foreseeable future.

Please do not hesitate to contact us with any questions.

Happy Holidays and Best Wishes in the New Year!

Sincerely,

Philippe E. Baumann
President

STRALEM EQUITY FUND

FINANCIAL STATEMENTS

OCTOBER 31, 2007

Trustees and Shareholders
Stralem Equity Fund

We have audited the accompanying statements of assets and liabilities of Stralem Equity Fund (the "Fund"), including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments owned as of October 31, 2007, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stralem Equity Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five-year period then ended, all in conformity with accounting principles generally accepted in the United States of America.

New York, New York
December 13, 2007

STRALEM EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

ASSETS
Investments, at fair value:
Common Stocks (cost $100,512,284)	$127,197,456
United States Government obligations (cost $2,488,491)	2,488,491
Money market mutual funds (cost $1,189,398)	1,189,398

130,875,345

Interest and dividends receivable	202,101
Cash and other	13,755

131,091,201

LIABILITIES
Accrued expenses and accounts payable	51,693
Advisory and administrative fees payable to adviser	128,287

179,980

Net assets applicable to outstanding shares of beneficial interest	$130,911,221

Net asset value per share - based on 944,505.886 shares of beneficial interest outstanding (offering price and redemption price)	$138.60

Analysis of net assets:
Paid-in capital	$104,204,557
Undistributed ordinary income	21,492
Net unrealized appreciation	26,685,172

$130,911,221

See notes to financial statements

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS
October 31, 2007

Number of Shares/Face Value		Fair Value
	Common stocks - United States (97.19%):
	Aerospace/Defense (3.88%):
46,300	L-3 Communications Holdings Inc.	$5,076,332
	Communications Equipment (2.85%):
*112,700	Cisco Systems, Inc.	3,725,862
	Computer Hardware (2.59%):
65,500	Hewlett-Packard Co.	3,385,040
	Construction & Farm Machinery (3.50%):
61,400	Caterpillar Inc.	4,581,054
	Diversified Chemicals (3.26%):
64,000	Eastman Chemical Co.	4,261,760
	Electrical Equipment (3.63%):
91,000	Emerson Electric Co.	4,756,570
	Electrical Utilities (13.57%):
234,300	Duke Energy Corp.	4,491,531
99,900	Pinnacle West Capital Corp.	4,035,960
94,000	Progress Energy Inc.	4,512,000
128,900	Southern Co.	4,725,474
	Health Care Equipment (2.01%):
30,000	Medtronic Inc.	1,423,200
*17,400	Zimmer Holdings Inc.	1,209,126
	Household Appliances (2.50%):
41,300	Whirlpool Corp.	3,270,134
	Industrial Machinery (7.03%):
55,000	Danaher Corp.	4,711,850
89,100	Ingersoll-Rand Co. Ltd.	4,486,185
	Integrated Oil & Gas (7.83%):
53,600	Chevron Corp.	4,904,936
77,300	Occidental Petroleum Corp.	5,337,565
	Integrated Telecommunication Services (3.90%):
110,900	Verizon Communications Inc.	5,109,163
	Managed Health Care (2.73%):
72,600	United Health Group, Inc.	3,568,290
	Multi Line Insurance (6.10%):
58,500	American International Group Inc.	3,692,520
87,500	Loews Corp.	4,295,375
	Multi Utilities (3.43%):
95,300	Consolidated Edison Inc.	4,487,677
	Oil & Gas Exploration & Production (7.70%):
56,900	Devon Energy Corp.	5,314,460
71,800	XTO Energy Inc.	4,766,084
	Pharmaceuticals (7.72%):
54,700	Abbott Laboratories	2,987,714
52,700	Eli Lilly & Co.	2,853,705
173,200	Pfizer Inc.	4,262,452
	Restaurants (4.09%):
89,600	McDonald’s Corp.	5,349,120
	Semiconductor (2.73%):
76,800	Intel Corp.	2,065,920
46,300	Texas Instruments Inc.	1,509,380
	Systems Software (3.01%):
107,100	Microsoft Corp.	3,942,351

	carried forward	$123,098,790

See notes to financial statements

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)
October 31, 2007

Number of
Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$123,098,790
	Tobacco (3.13%):
56,200	Altria Group Inc.	4,098,666

		127,197,456

	United States Government obligations (1.90%):
	Treasury bills (1.90%):
$2,500,000	December 13, 2007	2,488,491

	Money market mutual funds (0.91%):
1,189,398	Dreyfus NY Muni Cash Management Fund	1,189,398

	Total Portfolio (cost $104,190,173)	$130,875,345

* Nonincome producing

See notes to financial statements

STRALEM EQUITY FUND

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2007

Investment income:
Dividends	$2,372,252
Interest	225,117

2,597,369

Expenses:
Investment advisory	1,195,012
Legal fees	210,311
Administration expenses	147,258
Auditing fees	45,050
Filing fees	44,427
Directors' fees	13,000
Insurance	10,649
Regulatory	8,675
Taxes	6,068
Miscellaneous	4,839

1,685,289

Net investment income	912,080

Net realized gain from security transactions	1,455,095
Net increase in unrealized appreciation of investments	13,202,104

Net gain on investments	14,657,199

Net increase in net assets resulting from operations	$15,569,279

See notes to financial statements

STRALEM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2007	2006

Operations:
Net investment income	$912,080	$533,351
Net realized gain from security transactions	1,455,095	2,428,535
Net increase in unrealized appreciation of investments	13,202,104	3,088,247

	15,569,279	6,050,133

Distributions to shareholders:
Investment income	(903,059)	(525,896)
Realized gains	(48,626)	-

	(951,685)	(525,896)

Capital share transactions:
Proceeds from shares sold	50,259,589	19,936,539
Proceeds from reinvestments of dividends	856,398	502,482
Cost of shares redeemed	(11,902,691)	(9,573,202)

	39,213,296	10,865,819

Increase in net assets	53,830,890	16,390,056
Net assets at November 1,	77,080,331	60,690,275

Net assets at October 31,	$130,911,221	$77,080,331

Accumulated undistributed net investment
income at end of year	$21,492	$12,471

Number of trust shares:
Sold	396,557.223	169,961.728
Issued on reinvestment of dividends	6,259.317	4,107.921
Redeemed	(88,485.705)	(80,918.041)

Net increase in shares outstanding	314,330.835	93,151.608

See notes to financial statements

STRALEM EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2007

Note A - Organization

Stralem Equity Fund (the "Fund") is a separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest.  The Fund is a non-diversified, open-ended management investment company.  The Fund's investment objective is long-term capital appreciation.

Note B - Summary of Significant Accounting Policies

[1]	Security valuation:

Investments in securities are valued at the last reported sales price on the last business day of the period; if there have been no sales for any business day, a security is valued at the last reported sale price.  United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value.

[2]	Federal income taxes:

The Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains.  Therefore only nominal income tax provisions are required.

[3]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]	New accounting pronouncements:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48").  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  Among other requirements, SFAS 157 defines fair value and establishes a framework for measuring fair value and also expands disclosure about the use of fair value to measure assets and liabilities.  SFAS 157 is effective beginning the first fiscal year that begins after November 15, 2007.

Management does not anticipate that adoption of FIN 48 or SFAS 157 will have a material impact on its financial position or results of operations.

STRALEM EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2007

Note B - Summary of Significant Accounting Policies (continued)

[5]	Other:

Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of investments are calculated using the identified-cost method.  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Dividends to shareholders are recorded on the ex-dividend date.

Distributions to shareholders presented in the Statements of Changes in Net Assets represent their tax character.

Note C - Related Party Transactions

The Fund has an investment advisory agreement with Stralem & Company, Incorporated (the "Investment Adviser").  The Fund's investment advisory agreement provides that the Fund will pay the Investment Adviser an annual advisory fee, payable quarterly based on the average weekly net asset value of the Fund of 1.25% for the first $50 million, 1% for the next $50 million and 0.75% thereafter.

The Fund has an administrative services agreement with the Investment Adviser which provides that the Fund will pay the Investment Adviser an annual administration fee, payable quarterly, of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of the average weekly net assets of the Fund.

Certain officers and a trustee of the Trust are also officers of the Investment Adviser.

Note D - Investment Transactions

[1]	Gross unrealized appreciation at October 31, 2007 (cost* $76,995,409)	$28,233,553
	Gross unrealized (depreciation) at October 31, 2007 (cost* $23,516,875)	(1,548,381)

	Net unrealized appreciation	$26,685,172

*U.S. Federal income tax basis

[2]
Purchases**	$60,004,089
Sales**	23,019,945

**Excluding short-term securities

Note E - Distributions to Shareholders

The tax character of distributions paid for the years ended October 31, 2007 and 2006 respectively were as follows:

	October 31,
	2007	2006
Distributions paid from:
Ordinary income	$903,059	$525,896
Long-term capital gain	48,626	-

	$951,685	$525,896

STRALEM EQUITY FUND

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout the period)

	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	2007	2006	2005		2004	2003

Net asset value, beginning of period	$122.32	$113.01	$104.45		$91.41	$77.40

Income from investment operations:
Net investment income	1.01	.84	.19		.72	.67
Net gains on securities	16.32	9.31	8.56		13.03	13.99

Total from investment income	17.33	10.15	8.75		13.75	14.66

Less distributions:
Dividends from net investment income	(1.00)	(.84)	(.19)		(.71)	(.65)
Distributions from realized gains	(0.05)	-	-		-	-

Total distributions	(1.05)	(.84)	(.19)		(.71)	(.65)

Net asset value, end of period	$138.60	$122.32	$113.01		$104.45	$91.41

Total return	14.18%	8.98%	8.38	%*	15.05%	18.94%

Ratios/supplemental data:
Net assets, end of period (in thousands)	$130,911	$77,080	$60,690		$47,026	$32,284
Ratio of expenses to average net assets	1.53%	1.70%	1.57	%*	1.86%	2.00%
Ratio of net investment income to
average net assets	.83%	.76%	.18	%*	.81%	.81%
Portfolio turnover rate	22.00%	18.00%	18.00	%*	26.00%	25.00%

* Not annualized.

Note:  The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

See notes to financial statements

STRALEM EQUITY FUND

Percentages are based on Fund’s total portfolio.

See notes to financial statements

STRALEM EQUITY FUND

DISCLOSURE OF FUND EXPENSES

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses which are deducted from the Fund’s gross income.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Stralem Equity Fund
	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expenses Paid During Period *
Actual	$1,000.00	$1,063.25	8.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	7.83

*Expenses are equal to the Fund’s annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 184/366.

See notes to financial statements

STRALEM EQUITY FUND

Additional Information

Proxy Voting Policies and Procedures
A description of Stralem Equity Fund’s proxy voting policies and procedures is available, without charge, upon request by calling Stralem Equity Fund toll free at (866) 455-1007 or on the SEC’s website at http://www.sec.gov. Each Fund’s proxy voting record for the most recent 12-month period ended June 30th is available from the SEC’s website at www.sec.gov or upon request by calling Stralem at the above number.

Quarterly Portfolio Holdings
The Fund’s Form N-Q containing a complete schedule of portfolio holdings for the first and third quarters of each fiscal year is available on the SEC’s website at http://www.sec.gov or is available upon request, without charge, by calling Stralem Equity Fund toll free at (866) 455-1007.

Householding
The Fund will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household”. This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be “householded,” please send us a written request or call us toll free at (866) 455-1007.

STRALEM EQUITY FUND

OFFICERS

Philippe E. Baumann, President
Philippe Labaune, Vice President
Adam Abelson, Vice President
Hirschel B. Abelson, Secretary & Treasurer
Joann Paccione, Chief Compliance Officer
     Assistant Treasurer/Secretary

Trustees

Name/Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During the Last 5 Years
Philippe Baumann, 77	Trustee and President	34	Executive Vice President and Director of the Investment Adviser.
Kenneth Pearlman, 77	Trustee	34	Retired. Formerly Managing Director of The Evans Partnership (real estate partnership).
Michael Rubin, 66	Trustee	10	Retired
Jean Paul Ruff, 72	Trustee	27	President and Chairman, Hawley Fuel Coal, Inc.

Investment Adviser

Stralem & Company, Incorporated
645 Madison Avenue
New York, NY 10022

Office

645 Madison Avenue
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein.  Portfolios can suffer losses as well as gains.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer and to other persons performing similar functions.  See attached Exhibit 10 (a)

(b) There have been no amendments to the registrant’s code of ethics.
(c) There have been no waivers granted from any provisions of the code of ethics.
(d) A copy of the code may be obtained by calling Stralem at 212-888-8123.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Upon careful review of the credentials of the Audit Committee members, the registrant’s Board of Trustees has determined that although the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Audit Committee, no one member meets the technical definition of a “financial expert” as defined in Item 3 of Form N-CSR.

After discussion and evaluation of the accounting environment in which the registrant operates, the Audit Committee members determined that it is not essential that the Trust appoint an additional trustee who would qualify as an Audit Committee expert.  If the Audit Committee members determine that it is necessary to obtain the advice of an Audit Committee expert, they will consider appointing such a person.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.1

(a)
Audit Fees: The aggregate fees billed are $21,250 for the year ended October 31, 2006 and $19,750 for the year ended October 31, 2007 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)
Audit-Related Fees: The aggregate fees billed by the principal accountant to the registrant are $4,100 for the year ended October 31, 2006 and $8,000 for the year ended October 31, 2007 for services related to compliance with the Patriot Act, attendance at Audit Committee meetings and the Board of Trustees annual approval of the Fund’s investment advisory agreement.

(c)
Tax Fees: The aggregate tax fees billed by the principal accountant to the registrant are $7,500 for the year ended October 31, 2006 and $9,500 for the year ended October 31, 2007. These fees are for services related to tax planning, compliance and preparation of tax returns for the registrant.

(d)	All Other Fees: None
(e)
(1) Before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. All non-audit services are pre-approved by the audit committee, in accordance with its’ policies and procedures.

(2)  All of the services described in each of paragraphs (b) through (c) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employee.
(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser are $22,200 for the fiscal 2006 and $24,300 for the fiscal 2007.

(h)
The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser which did not require pre-approval is compatible with maintaining the auditor’s independence.

1 Does not include Accountants Fees for Stralem Balanced Fund which was closed in March 2007.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated Audit Committee whose members are Kenneth Pearlman, Jean Paul Ruff and Michael Rubin, all independent Trustees.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-     END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures  (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b)
There were no significant changes in the registrant’s internal controls or in other factors    that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) (1) Code of Ethics.

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund

By (Signature and Title)*                          /s/ Philippe E. Baumann
Philippe E. Baumann, President
(Principal Executive Officer)

Date       December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                       /s/ Hirschel B. Abelson
Hirschel B. Abelson
(Principal Financial Officer)

Date       December 18, 2007

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: December 18, 2007

/s/ Philippe E. Baumann
--------------------------------
Philippe E. Baumann
Principal Executive Officer

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: December 18, 2007

/s/ Hirschel B. Abelson
--------------------------------
Hirschel B. Abelson
Principal Financial Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

         The undersigned, the President of Stralem Fund (the "Fund"), with respect to the Form N-CSR for the year ended October 31, 2007 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

         1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated:   December 18, 2007

                                                   /s/ Philippe E. Baumann
                   --------------------------------
                                                   Philippe E. Baumann
           Principal Executive Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

         The  undersigned,  the Chief  Financial  Officer of Stralem Fund (the  "Fund"),  with respect to the Form N-CSR for the year ended October 31, 2007 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

         1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated:   December 18, 2007

                                                                  /s/ Hirschel B. Abelson
                          --------------------------------
     Hirschel B. Abelson
     Principal Financial Officer